Quarterly Report
March 31, 2022
MFS®  Global Growth Portfolio
MFS® Variable Insurance Trust II
WGO-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Alcoholic Beverages – 2.5%
Diageo PLC	19,617	$991,506
Kweichow Moutai Co. Ltd., “A”	1,500	404,647
		$1,396,153
Apparel Manufacturers – 5.2%
Adidas AG	3,769	$880,123
Burberry Group PLC	23,921	522,366
LVMH Moet Hennessy Louis Vuitton SE	1,073	764,050
NIKE, Inc., “B”	5,923	796,999
		$2,963,538
Automotive – 0.5%
Aptiv PLC (a)	2,603	$311,605
Brokerage & Asset Managers – 1.7%
Blackstone, Inc.	1,630	$206,912
Charles Schwab Corp.	8,755	738,134
		$945,046
Business Services – 10.0%
Accenture PLC, “A”	4,461	$1,504,383
CGI, Inc. (a)	6,667	531,109
Cognizant Technology Solutions Corp., “A”	5,833	523,045
Equifax, Inc.	3,592	851,663
Fidelity National Information Services, Inc.	6,525	655,241
Fiserv, Inc. (a)	9,564	969,790
Verisk Analytics, Inc., “A”	2,908	624,144
		$5,659,375
Cable TV – 0.9%
Charter Communications, Inc., “A” (a)	981	$535,155
Computer Software – 7.3%
Black Knight, Inc. (a)	4,664	$270,465
Microsoft Corp.	9,663	2,979,200
Naver Corp.	3,177	888,363
		$4,138,028
Computer Software - Systems – 3.1%
Apple, Inc.	7,933	$1,385,181
Samsung Electronics Co. Ltd.	6,219	355,277
		$1,740,458
Construction – 1.6%
Otis Worldwide Corp.	7,183	$552,732
Sherwin-Williams Co.	1,491	372,183
		$924,915
Consumer Products – 5.7%
Church & Dwight Co., Inc.	10,356	$1,029,179
Colgate-Palmolive Co.	6,719	509,502
Estee Lauder Cos., Inc., “A”	1,098	299,008
KOSE Corp.	6,800	711,202
Reckitt Benckiser Group PLC	8,731	667,371
		$3,216,262

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.0%
Amphenol Corp., “A”	12,893	$971,487
Fortive Corp.	12,047	734,024
TE Connectivity Ltd.	4,306	564,000
		$2,269,511
Electronics – 3.1%
Analog Devices, Inc.	3,164	$522,630
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,878	717,100
Texas Instruments, Inc.	2,818	517,047
		$1,756,777
Food & Beverages – 3.0%
McCormick & Co., Inc.	7,331	$731,634
Nestle S.A.	5,251	681,689
PepsiCo, Inc.	1,796	300,614
		$1,713,937
Gaming & Lodging – 0.8%
Flutter Entertainment PLC (a)	3,697	$427,917
General Merchandise – 2.8%
B&M European Value Retail S.A.	75,491	$528,886
Dollarama, Inc.	18,479	1,048,003
		$1,576,889
Health Maintenance Organizations – 0.8%
Cigna Corp.	1,902	$455,738
Insurance – 2.7%
Aon PLC	3,298	$1,073,928
Marsh & McLennan Cos., Inc.	2,688	458,089
		$1,532,017
Internet – 7.7%
Alphabet, Inc., “A” (a)	1,216	$3,382,122
Tencent Holdings Ltd.	21,200	1,000,118
		$4,382,240
Leisure & Toys – 1.7%
Electronic Arts, Inc.	7,579	$958,819
Machinery & Tools – 1.3%
Daikin Industries Ltd.	2,200	$400,565
Schindler Holding AG	1,554	331,317
		$731,882
Medical & Health Technology & Services – 1.9%
ICON PLC (a)	4,396	$1,069,195
Medical Equipment – 10.2%
Abbott Laboratories	2,645	$313,062
Agilent Technologies, Inc.	2,460	325,532
Becton, Dickinson and Co.	2,924	777,784
Boston Scientific Corp. (a)	22,135	980,359
Danaher Corp.	2,867	840,977
Medtronic PLC	4,473	496,279
STERIS PLC	2,630	635,855
Stryker Corp.	1,987	531,225

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc.	1,490	$880,069
		$5,781,142
Other Banks & Diversified Financials – 6.5%
Credicorp Ltd.	3,010	$517,329
HDFC Bank Ltd.	45,297	874,270
Julius Baer Group Ltd.	4,993	289,628
Mastercard, Inc., “A”	1,073	383,469
Moody's Corp.	1,494	504,090
Visa, Inc., “A”	5,039	1,117,499
		$3,686,285
Pharmaceuticals – 1.4%
Roche Holding AG	1,949	$770,782
Printing & Publishing – 1.0%
Wolters Kluwer N.V.	5,185	$551,941
Railroad & Shipping – 2.7%
Canadian Pacific Railway Ltd.	18,270	$1,508,006
Restaurants – 1.2%
Starbucks Corp.	7,343	$667,993
Specialty Chemicals – 0.4%
Sika AG	736	$242,480
Specialty Stores – 4.1%
Alibaba Group Holding Ltd. (a)	78,812	$1,078,722
JD.com, Inc., “A” (a)	1,023	29,961
Ross Stores, Inc.	8,258	747,019
TJX Cos., Inc.	7,333	444,233
		$2,299,935
Telecommunications - Wireless – 2.6%
American Tower Corp., REIT	4,004	$1,005,885
Cellnex Telecom S.A.	9,181	440,064
		$1,445,949
Utilities - Electric Power – 1.0%
Xcel Energy, Inc.	8,186	$590,784
Total Common Stocks		$56,250,754
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 0.21% (v)	460,546	$460,546

Other Assets, Less Liabilities – (0.2)%		(121,978)
Net Assets – 100.0%		$56,589,322
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $460,546 and $56,250,754, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$37,026,767	$—	$—	$37,026,767
Canada	3,087,118	—	—	3,087,118
United Kingdom	—	2,710,129	—	2,710,129
China	—	2,513,448	—	2,513,448
Switzerland	—	2,315,896	—	2,315,896
Ireland	1,069,195	427,917	—	1,497,112
South Korea	—	1,243,640	—	1,243,640
Japan	—	1,111,767	—	1,111,767
Germany	—	880,123	—	880,123
Other Countries	1,234,429	2,630,325	—	3,864,754
Mutual Funds	460,546	—	—	460,546
Total	$42,878,055	$13,833,245	$—	$56,711,300
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$263,435	$2,832,396	$2,635,285	$—	$—	$460,546
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$115	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2022, are as follows:
United States	66.1%
Canada	5.4%
United Kingdom	4.8%
China	4.4%
Switzerland	4.1%
Ireland	2.6%
South Korea	2.2%
Japan	2.0%
Germany	1.6%
Other Countries	6.8%
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.